Royalty, Stream and Other Interests - Blackwater Gold Royalty (Details)	Dec. 31, 2020	Dec. 23, 2020
Blackwater Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage	0.21%	0.21%